UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund:  BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.5%

Auto Components — 0.2%
General Motors Co., 5.95%, 04/01/49	$6,597	$6,275,875

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	3,411	3,271,655

Containers & Packaging — 0.3%
WRKCo., Inc., 4.90%, 03/15/29	7,187	7,548,997

Education — 0.3%
Pepperdine University, 3.95%, 12/01/57	9,385	9,102,058
University of Southern California, 3.03%, 10/01/39	45	41,010

		9,143,068

Health Care Providers & Services — 0.3%
Kaiser Foundation Hospitals, 3.50%, 04/01/22	4,880	4,946,936
Valley Children’s Hospital, Series A, 4.40%, 03/15/48	4,000	4,005,634

		8,952,570

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	2,871	2,696,671

Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp., 4.88%, 03/15/49	627	629,223

Tobacco — 0.2%
Altria Group, Inc., 5.80%, 02/14/39	3,850	3,833,086

Total Corporate Bonds — 1.5% (Cost — $42,659,317)		42,351,145

Municipal Bonds — 79.5%

California — 77.0%

County/City/Special District/School District — 25.1%
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	14,390,006
California Infrastructure & Economic Development Bank, RB:
Build America Bonds, 6.49%, 05/15/49	2,125	2,787,639
Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,830	2,811,039
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	15,555	17,705,168
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 08/01/46	4,240	4,948,165

Security	Par (000)	Value

County/City/Special District/School District (continued)
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax, Green Bond, Series B:
3.78%, 09/01/30	$1,110	$1,102,441
3.92%, 09/01/31	3,410	3,383,709
3.97%, 09/01/32	1,880	1,865,862
4.02%, 09/01/33	2,070	2,053,067
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Series D:
Mission Bay South Redevelopment Project, 0.00%, 08/01/23(a)(b)	1,000	822,840
Mission Bay South Redevelopment Project, 0.00%, 08/01/31(a)(b)	3,000	1,651,290
3.13%, 08/01/28	1,150	1,122,435
3.25%, 08/01/29	1,000	977,210
3.38%, 08/01/30	1,250	1,226,187
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,013,800
City of Los Angeles California, RB, 4.00%, 06/27/19	50,000	50,407,500
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 08/01/19(c)	6,035	6,145,199
City of Monrovia, Refunding RB, Taxable, 3.89%, 05/01/33	4,300	4,301,032
City of Sacramento Caliifornia Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/43	10,590	12,120,043
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	2,395	2,629,734
Cloverdale Unified School District, GO, Election of 2018, Series A, 5.25%, 08/01/44	4,035	4,662,200
Corona Community Facilities District, Improvement Area No.1, Special Tax Bonds, Series A:
5.00%, 09/01/34	800	867,952
5.00%, 09/01/43	1,355	1,455,785
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A:
Green Bond, 5.00%, 07/01/40	10,435	12,096,565
Green Bond, 5.00%, 07/01/44	29,030	33,590,613
5.00%, 07/01/42	28,160	32,461,722

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	$11,200	$12,976,320
County of San Diego Regional Transportation Commission, Refunding RB, Series A:
5.00%, 04/01/41	3,600	4,084,740
5.00%, 04/01/48	5,975	6,726,057
County of San Joaquin California Transportation Authority, RB, Measure K, 5.00%, 03/01/41	4,000	4,652,600
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(c)	2,895	3,148,486
County of Tulare California, RB, 4.31%, 06/01/33	5,500	5,460,895
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,054,665
Elk Grove Unified School District, GO, Election of 2016, 4.00%, 08/01/46	12,640	12,947,026
Glendale Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	8,700	10,199,880
Grossmont Union High School District, GO, Election of 2016, Series B-2, 4.00%, 08/01/43	12,100	12,615,218
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	5,862,250
Hayward Unified School District, GO(d):
Refunding(BAM), 4.00%, 08/01/43	10,000	10,278,800
Series A (BAM), 5.00%, 08/01/44	13,000	14,820,780
Livermore Valley Joint Unified School District of California, GO, Election of 2016 (Measure J), 4.00%, 08/01/41	6,000	6,201,180
Long Beach Unified School District, GO, Series E, 5.00%, 08/01/42	5,000	5,694,750
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	70,525	82,868,991
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	8,870	12,254,881
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(c)	16,250	16,551,600

Security	Par (000)	Value

County/City/Special District/School District (continued)
Lucia Mar Unified School District, GO, Election of 2016, Series B, 5.00%, 08/01/42	$1,450	$1,655,291
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(c)	2,585	2,853,504
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	12,000	12,534,000
Palmdale Elementary School District, GO:
Election of 2012, Series B, 5.25%, 08/01/42	2,050	2,415,228
Election of 2016, Series A, 5.25%, 08/01/42	7,695	9,065,941
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	3,000	3,503,490
Pomona Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, 3.98%, 02/01/27	4,155	4,203,697
Redwood City School District, GO, Election of 2015, 5.25%, 08/01/44	5,000	5,942,100
San Diego Community College District, Refunding, GO,Refunding, 5.00%, 08/01/41	20,000	22,979,400
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.00%, 05/15/38	13,595	15,611,274
San Francisco Bay Area Rapid Transit District, GO, Green Bond, Election of 2016, Series A, 5.00%, 08/01/47	24,325	27,983,480
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,167,705
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	8,730	8,442,172
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	5,000	5,442,600
San Mateo County Community College District, GO, Election of 2014, Series B, 5.00%, 09/01/45	36,710	42,604,525
Santa Clara County Financing Authority, RB, Country Facilities, Series A, 4.00%, 04/01/38	8,095	8,490,036

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	$10,000	$11,641,600
State of California, GO, Refunding, 5.00%, 08/01/46	18,780	21,161,116
State of California, GO, Refunding Various Purposes-Bid Group, 5.00%, 08/01/37	45,000	52,901,100
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	1,070	1,171,308
5.00%, 09/01/43	1,635	1,783,752
5.00%, 09/01/48	1,795	1,955,276
Whittier City School District, GO, Election of 2012, Series C, 5.25%, 08/01/46	5,365	6,285,258

		726,792,175

Education — 4.1%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.43%, 04/01/30	1,000	948,530
3.56%, 04/01/31	2,000	1,902,380
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(c)	2,500	2,621,150
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(c)	7,000	7,872,060
Urban Discovery Academy Project, 5.50%, 08/01/34(b)	300	300,474
Vista Charter Middle School, 6.00%, 07/01/44	500	513,910
California School Finance Authority, RB, Series A(b):
Larchmont Charter School Project, 5.00%, 06/01/33	525	552,851
Larchmont Charter School Project, 5.00%, 06/01/43	525	542,509
Larchmont Charter School Project, 5.00%, 06/01/55	1,000	1,022,980
6.00%, 07/01/51	1,500	1,604,175
Cerritos Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/43	9,285	9,644,144
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,441,328

Security	Par (000)	Value

Education (continued)
State of California University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	$15,500	$17,419,675
5.00%, 11/01/42	25,670	29,183,196
5.00%, 11/01/43	16,120	18,615,537
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,501,080
Series AV, 5.25%, 05/15/42	12,220	14,247,298

		119,933,277

Health — 6.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(c)	3,775	3,848,122
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,587,860
Sutter Health, Series A, 5.00%, 11/15/38	7,420	8,462,807
Sutter Health, Series A, 5.00%, 11/15/41	11,810	13,111,108
Sutter Health, Series B, 6.00%, 08/15/20(c)	9,775	10,411,059
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(c)	6,000	6,088,020
Catholic Healthcare West, Series A, 6.00%, 07/01/19(c)	2,075	2,105,440
Cedars Sinai Medical Center, Series B, 5.00%, 08/15/35	18,500	21,323,655
Kaiser Permanente, Sub-Series A, 4.00%, 11/01/38	10,975	11,483,143
Stanford Health Care, Series A, 4.00%, 11/15/40	20,000	20,849,600
Sutter Health, Series B, 5.00%, 11/15/46	15,000	16,691,550
California Statewide Communities Development Authority, RB(b):
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46	4,100	4,323,655
Loma Linda University Medical Center, 5.50%, 12/01/58	11,375	12,423,092

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Adventist Health System/West Series A, 5.00%, 03/01/42	$7,500	$8,485,200
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(b)	2,900	3,112,657
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,367,500
Marin Healthcare District, GO, Election of 2013, Series A, 5.00%, 08/01/41	21,335	24,669,660
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	11,000	12,791,680

		193,135,808

State — 3.7%
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	2,988,320
State of California, GO, Refunding:
Various Purpose, 5.25%, 10/01/39	10,170	11,731,095
5.00%, 11/01/37	13,265	15,416,450
State of California, GO, Various Purposes:
6.50%, 04/01/19(c)	7,000	7,026,950
6.50%, 04/01/33	5,925	5,946,626
6.00%, 04/01/38	10,395	10,428,576
Refunding Various Purpose, 5.00%, 10/01/39	11,310	12,819,433
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(c)	10,000	10,038,500
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 04/01/19(c)	3,060	3,071,261
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,256,259
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,632,572
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(c)	1,725	1,780,993
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/33	20,000	23,343,200

		108,480,235

Security	Par (000)	Value

Tobacco — 3.6%
County of California Tobacco Securitization Agency, Refunding RB, Series A:
Asset-Backed, Merced County, 5.13%, 06/01/38	$1,000	$1,002,320
Asset-Backed, Merced County, 5.25%, 06/01/45	4,765	4,776,102
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/36	2,410	2,376,959
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/47	2,595	2,528,620
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	1,980	1,981,049
5.70%, 06/01/46	8,590	8,592,491
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	10,000	9,936,800
Series A-1, 5.00%, 06/01/47	32,240	31,030,033
Series A-2, 5.00%, 06/01/47	22,900	22,040,563
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	8,450	8,450,169
5.13%, 06/01/46	12,640	12,640,253

		105,355,359

Transportation — 14.4%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	4,720	6,854,148
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,142,660
City & County of San Francisco Airport Commission, Refunding RB, AMT, San Francisco International Airport, Series D, 5.00%, 05/01/43	11,275	12,711,322

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City & County of San Francisco California Airports Commission, ARB:
Second Series E, 6.00%, 05/01/19(c)	$1,170	$1,178,506
Second Series E, 6.00%, 05/01/39	13,980	14,081,635
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	240	240,547
City & County of San Francisco California Airports Commission, Refunding ARB:
AMT, San Francisco International Airport, Series D, 5.25%, 05/01/48	9,970	11,406,876
AMT, Series A, 5.00%, 05/01/38	12,750	14,732,498
AMT, Series A, 5.00%, 05/01/44	33,000	37,416,060
AMT, Series A, 5.00%, 05/01/44	12,125	13,135,376
San Francisco International Airport, Series D, 5.00%, 05/01/38	18,365	21,568,958
City of Long Beach California Harbor Revenue, ARB, Green Bonds, Series B, AMT, 5.00%, 05/15/43	3,335	3,743,771
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	11,195	12,729,946
City of Los Angeles California Department of Airports, ARB:
Sub-Series A, AMT, 5.00%, 05/15/42	3,500	3,911,950
Los Angeles International Airport, AMT, Subordinate, Series C, 5.00%, 05/15/32	6,755	7,854,309
Los Angeles International Airport, AMT, Subordinate, Series C, 5.00%, 05/15/44	1,000	1,121,230
Los Angeles International Airport, Sub-Series A, AMT, 5.00%, 05/15/42	10,000	11,063,400
Los Angeles International Airport, Subordinate, Series B, 5.00%, 05/15/44	7,000	8,107,050
Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/38	5,200	6,053,736
Sub-Series B, 5.00%, 05/15/42	11,915	13,536,870
Subordinate, Series C, AMT, 5.00%, 05/15/35	8,125	9,335,706

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
AMT, 5.00%, 05/15/31	$7,000	$8,367,940
Senior, Series A, 5.00%, 05/15/40	37,690	39,164,810
5.00%, 05/15/43	10,000	11,600,600
AMT, 5.00%, 05/15/43	5,000	5,688,050
City of Los Angeles Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/36	13,265	15,176,486
City of Los Angeles Department of Airports, Refunding ARB, Los Angeles International Airport, AMT, 5.00%, 05/15/32	11,915	14,131,071
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A-1, 5.75%, 03/01/34	6,720	7,157,472
Series A-1, 6.25%, 03/01/34	2,920	3,147,205
Series A, 5.00%, 03/01/41	20,000	22,223,400
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A:
5.00%, 07/01/39	11,695	13,623,155
5.00%, 07/01/42	4,380	5,056,053
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/36	5,645	6,500,274
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	1,680	1,906,061
Los Angeles County Metropolitan Transportation Authority, RB, Green Bond, Series A, 5.00%, 07/01/38	8,965	10,476,320
Riverside County Transportation Commission, Refunding RB, Sales Tax, Series B, 5.00%, 06/01/38	12,805	14,933,575
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,710	5,128,672
San Joaquin County Transportation Authority, Refunding RB, Measure K Sale Tax Revenue, 5.00%, 03/01/41	17,955	20,627,781

		416,835,479

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 19.4%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/38	$10,110	$11,754,290
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	22,980	23,506,931
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,105	1,583,399
Power System, Series A, 5.00%, 07/01/42	9,250	10,497,363
Series A, 5.00%, 07/01/41	28,175	31,665,882
Series C, 5.00%, 07/01/42	5,000	5,712,150
City of Los Angeles California Department of Water & Power, Refunding RB:
Water System, Series A, 5.25%, 07/01/39	8,000	8,473,600
Series B, 5.00%, 07/01/43	33,900	39,187,044
Series A, 5.00%, 07/01/46	10,000	11,165,600
City of Los Angeles California Wastewater System Revenue, RB, Green Bond, Sub-Series A, 5.00%, 06/01/48	5,000	5,738,450
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A:
5.00%, 06/01/37	9,050	10,685,426
5.00%, 06/01/43	10,000	11,557,400
5.25%, 06/01/47	22,890	26,855,921
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(c)	5,625	6,168,038
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,641,425
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	7,425,828

Security	Par (000)	Value

Utilities (continued)
East Bay California Municipal Utility District Water System Revenue, RB, Water System, Series C, 4.00%, 06/01/45	$2,730	$2,812,637
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	4,600	5,226,934
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	21,650,735
Irvine Ranch Water District, Special Assessment Bonds, 5.25%, 02/01/41	16,855	19,603,713
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	22,660	25,782,548
5.25%, 07/01/44	10,650	12,292,869
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series A:
5.00%, 07/01/36	10,000	11,892,300
5.00%, 07/01/45	18,875	21,844,604
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Series D:
5.00%, 07/01/39	5,265	6,149,151
5.00%, 07/01/43	18,625	21,496,975
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,605	17,836,983
Metropolitan Water District of Southern California, Refunding RB:
Series A, 5.00%, 10/01/35	5,000	5,467,950
5.00%, 01/01/38	7,000	8,256,640
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	2,812,738
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	20,405	23,362,093
San Diego Public Facilities Financing Authority, RB, Series A, 5.00%, 08/01/41	1,295	1,464,749
San Diego Public Facilities Financing Authority, Refunding RB:
Subordinate, Series A, 5.00%, 08/01/43	41,760	48,133,829
Series B, 5.00%, 08/01/37	3,000	3,439,170
Subordinate, Series A, 5.00%, 08/01/37	9,360	10,995,005
Subordinate, Series A, 5.25%, 08/01/47	10,000	11,728,800

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	$16,460	$18,811,969
State of California Department of Water Resources, Refunding RB, Central Valley Project Water System Revenue Bonds, Series AW, 4.00%, 12/01/34	26,885	29,347,935
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	17,425,950

		563,455,024

Puerto Rico — 2.5%

State — 1.1%
Commonwealth of Puerto Rico, GO, Refunding, Series A(e)(f):
Public Improvement, 5.50%, 07/01/32	535	326,350
Public Improvement, 5.50%, 07/01/39	1,000	487,500
8.00%, 07/01/35	3,285	1,626,075
Commonwealth of Puerto Rico, GO(e)(f):
6.00%, 07/01/38	1,630	1,002,450
Refunding Public Improvement, 5.00%, 07/01/18	470	286,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 0.00%, 07/01/24(a)	415	343,749
Series A-1, 0.00%, 07/01/27(a)	705	511,513
Series A-1, 0.00%, 07/01/29(a)	686	441,969
Series A-1, 0.00%, 07/01/31(a)	885	508,220
Series A-1, 0.00%, 07/01/33(a)	998	504,619
Series A-1, 4.55%, 07/01/40	368	355,779
Series A-1, 0.00%, 07/01/46(a)	9,509	1,838,850
Series A-1, 0.00%, 07/01/51(a)	7,747	1,112,082
Series A-1, 4.50%, 07/01/34	730	729,088
Series A-1, 4.75%, 07/01/53	8,046	7,388,400
Series A-1, 5.00%, 07/01/58	11,224	10,640,913
Series A-2, 4.55%, 07/01/40	3,762	3,254,130
Series A-2, 4.75%, 07/01/53	110	92,675
Series A-2, 5.00%, 07/01/58	1,507	1,294,558

		32,745,620

Security	Par (000)	Value

Utilities — 1.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$3,665	$3,600,862
5.13%, 07/01/37	5,430	5,334,975
5.75%, 07/01/37	3,065	3,049,675
5.25%, 07/01/42	1,520	1,493,400
6.00%, 07/01/44	5,815	5,815,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien:
Series A, 6.00%, 07/01/38	11,935	11,935,000
Series B, 5.35%, 07/01/27	1,280	1,180,800
Puerto Rico Electric Power Authority, RB(e)(f):
Series A, 5.00%, 07/01/29	2,810	1,921,337
Series A, 7.00%, 07/01/33	920	642,850
Series A, 5.00%, 07/01/42	2,820	1,928,175
Series A, 7.00%, 07/01/43	955	667,306
Series TT, 5.00%, 07/01/25	480	328,200
Series XX, 5.25%, 07/01/40	1,940	1,326,475
Puerto Rico Electric Power Authority, Refunding RB, Series ZZ, 5.25%, 07/01/21(e)	250	170,938

		39,394,993

Total Municipal Bonds — 79.5% (Cost — $2,272,877,597)		2,306,127,970

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 18.0%

California — 18.0%

County/City/Special District/School District — 2.5%
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/42	14,995	15,285,923
Grossmont-Cuyamaca Community College District, GO, Election of 2008, Series B, 5.00%, 08/01/44	30,215	34,728,525
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	17,685	20,778,287

		70,792,735

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 4.2%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/42	$10,000	$11,368,600
5.00%, 11/01/43	35,250	40,706,876
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	20,000	22,691,000
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	47,844,892

		122,611,368

Health — 0.6%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	15,000	17,108,100

State — 0.7%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	18,150	20,933,484

Transportation — 5.1%
City & County of San Francisco California, Refunding ARB, Series A, AMT, 5.25%, 05/01/42	40,370	45,975,374
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	26,950	30,130,235
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	22,475	24,885,304
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	18,717	20,729,174
Sub-Series A, 5.00%, 05/15/42	23,625	26,405,660

		148,125,747

Security	Par (000)	Value

Utilities — 4.9%
City & County of San Francisco California Public Utiilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	$41,405	$47,508,591
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	27,045	31,142,495
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	36,105	41,145,102
Irvine Ranch Water District, 5.00%, 03/01/46	19,330	22,045,768

		141,841,956

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.0% (Cost — $522,709,599)		521,413,390

Total Long-Term Investments — 99.0% (Cost — $2,838,246,513)		2,869,892,505

	Shares

Short-Term Securities — 7.6%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.33%(i)(j)	222,086,039	222,130,456

Total Short-Term Securities — 7.6% (Cost — $222,130,456)		222,130,456

Total Investments — 106.6% (Cost — $3,060,376,969)		3,092,022,961

Other Assets Less Liabilities — 1.3%		39,913,770

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.9)%		(230,595,457)

Net Assets — 100.0%		$2,901,341,274

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

8

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund

(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on January 01, 2026, is $9,322,126.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended February 28, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	222,086,039	(b)	—	222,086,039	$222,130,456	$652,442	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	148,286,820	841,436,093		(989,722,913)	—	—	935,295	15,111	(11,753)
iShares California Muni Bond ETF	—	875,000		(875,000)	—	—	184,090	(656,616)	—
iShares National Municipal Bond Fund	250,000	380,000		(630,000)	—	—	556,880	(953,178)	(195,000)

						$222,130,456	$2,328,707	$(1,594,683)	$(206,753)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	3,755	06/19/19	$ 458,110	$2,388,060
Long U.S. Treasury Bond	5,988	06/19/19	865,079	9,855,440

				$12,243,500

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

9

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,869,892,505	$—	$2,869,892,505
Short-Term Securities	222,130,456	—	—	222,130,456

	$222,130,456	$2,869,892,505	$—	$3,092,022,961

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$12,243,500	$—	$—	$12,243,500

(a)	See above Schedules of Investments for value in each sector, state or political subdivison.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $229,542,157 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2019, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2019